RETAINED PROFITS	12 Months Ended
Dec. 31, 2018
Disclosure of Retained Profits [Abstract]
Disclosure of Retained Profits [Text Block]

NOTE 42: RETAINED PROFITS

	2018 £m	2017 £m	2016 £m
At 31 December 2017	4,905
Adjustment on adoption of IFRS 9 and IFRS 15 (note 54)	(929)
At 1 January	3,976	3,250	4,416
Profit for the year	4,302	3,807	2,063
Dividends paid[1]	(2,240)	(2,284)	(2,014)
Issue costs of other equity instruments (net of tax) (note 43)	(5)	–	–
Distributions on other equity instruments (net of tax)	(327)	(313)	(321)
Share buy-back programme (note 41)	(1,005)	–	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(129)
Post-retirement defined benefit scheme remeasurements	120	482	(1,028)
Share of other comprehensive income of associates and joint ventures	8	–	–
Gains and losses attributable to own credit risk (net of tax)[2]	389	(40)	–
Movement in treasury shares	40	(411)	(175)
Value of employee services:
Share option schemes	53	82	141
Other employee award schemes	207	332	168
At 31 December	5,389	4,905	3,250

1	In 2017 and 2016, net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

2	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million net of tax, had been recognised directly in retained profits (2018: £nil).

Retained profits are stated after deducting £499 million (2017: £611 million; 2016: £495 million) representing 909 million (2017: £861 million; 2016: £730 million) treasury shares held.

The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. Details of such restrictions and the methods adopted by the Group to manage the capital of its subsidiaries are provided under Capital Risk on page 80.